Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

December 28, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	The RBB Fund, Inc.
(1933 Act Registration No. 33-20827)
(1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), I have transmitted herewith for filing Post-Effective Amendment No. 150 (the “Amendment”) to the Company’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended.

Pursuant to Rule 485(b) under the 1933 Act, it is proposed that the Amendment become effective on December 31, 2012.  The purpose of the Amendment is to (i) respond to the Staff’s comments on Post-Effective Amendment No. 149, (ii) incorporate by reference the audited financial statements for the Company’s Sansom Street, Bedford, Schneider Capital Management, Robeco Investment, Bogle Investment Management, Matson Money, S1, Perimeter and Summit Global Investments families of funds for the fiscal year ended August 31, 2012, (iii) update certain financial information and (iv) make other non-material changes.

The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann
Jillian L. Bosmann